FINANCIAL RISK MANAGEMENT (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Jan. 04, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives				$ 14,817	$ 26,261
NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		France
Currency		US$
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
PEFCO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
ING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
INVESTEC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		England		U.S.A
Currency		US$		US$
PK AirFinance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
US BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
WILMINGTON TRUST [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Credit Agricole [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.030.000-7		97.030.000-7
Creditor country		Chile		Chile
Currency		UF		UF
BANK OF NEWYORK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K		97.036.000-K
Creditor country		Chile		Chile
Currency		US$		US$
BLADEX [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
CORP BANCA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.023.000-9		97.023.000-9
Creditor country		Chile		Chile
Currency		UF		UF
HSBC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.951.000-4		97.951.000-4
Creditor country		Chile		Chile
Currency		US$		US$
BANCO DO BRASIL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.003.000-K		97,003,000-K
Creditor country		Chile		Chile
Currency		US$		US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K		97.036.000-K
Creditor country		Chile		Chile
Currency		US$		US$
BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8		97.032.000-8
Creditor country		Chile		Chile
Currency		US$		US$
BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8		97.032.000-8
Creditor country		Chile		Chile
Currency		UF		UF
CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		France
Currency		US$
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		Germany
Currency		US$
APPLE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
BTMU [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
KFW IPEX-BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Germany		Germany
Currency		US$		US$
DEUTSCHE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				U.S.A.
Currency				US$
WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				U.S.A.
Currency				US$
ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.030.000-7		97.030.000-7
Creditor country		Chile		Chile
Currency		US$		US$
AIRBUS FINANCIAL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				U.S.A.
Currency				US$
TAM S.A. and Subsidiaries [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.	[1]	Foreign
TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Italy		Italy
Currency		US$		US$
TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Luxemburg		Luxemburg
Currency		US$		US$
TAM S.A. and Subsidiaries [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Holland		Holland
Currency		US$		US$
TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				France
Currency				BRL
TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				Brazil
Currency				BRL
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		$ 6,989,299		$ 7,633,613
Total trade and other payables		1,280,358		1,349,961
Total consolidated		8,597,949		9,341,682
Liquidity Risk [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		534,959		535,352
Total trade and other payables		1,263,383		1,338,746
Total consolidated		1,815,767		1,891,289
Liquidity Risk [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		1,039,060		960,284
Total trade and other payables		16,975		11,215
Total consolidated		1,100,967		1,014,552
Liquidity Risk [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		2,866,810		3,010,385
Total trade and other payables
Total consolidated		3,087,917		3,246,203
Liquidity Risk [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		1,555,906		1,630,990
Total trade and other payables
Total consolidated		1,602,508		1,706,312
Liquidity Risk [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		2,098,861		2,780,822
Total trade and other payables
Total consolidated		2,110,179		2,780,822
Liquidity Risk [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		8,095,596		8,917,833
Total trade and other payables		1,280,358		1,349,961
Total consolidated		9,717,338		$ 10,639,178
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		$ 2
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 2
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 2
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		78.591.370-1		78.591.370-1
Creditor country		Chile		Chile
Currency		CLP		CLP
Nominal value		$ 365		$ 12
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 365		$ 12
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 365		$ 12
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ThUS$
Nominal value		$ 15		$ 4
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 15		$ 4
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina S.A. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 15		$ 4
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS		OTHERS
Currency		Other currencies		Others currencies
Nominal value		$ 522,366		$ 301,459
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 518,448		$ 290,244
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		3,918		11,215
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 522,366		$ 301,459
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS		OTHERS
Currency		BRL		BRL
Nominal value		$ 251,840		$ 315,605
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 250,915		$ 315,605
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		925
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 251,840		$ 315,605
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS		OTHERS
Currency		CLP		CLP
Nominal value		$ 137,655		$ 165,299
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 137,296		$ 165,299
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		359
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 137,655		$ 165,299
Liquidity Risk [Member] | Others [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS		OTHERS
Currency		US$		ThUS$
Nominal value		$ 368,115		$ 566,838
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | Others [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 356,342		$ 566,838
Liquidity Risk [Member] | Others [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		11,773
Liquidity Risk [Member] | Others [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 368,115		$ 566,838
Liquidity Risk [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		France
Currency		US$
Amortization		Quarterly
Nominal value		$ 23,161
Effective rate %		4.28%
Nominal rate %		4.12%
Liquidity Risk [Member] | NATIXIS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 4,242
Liquidity Risk [Member] | NATIXIS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		9,870
Liquidity Risk [Member] | NATIXIS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		9,815
Liquidity Risk [Member] | NATIXIS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | NATIXIS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		563
Liquidity Risk [Member] | NATIXIS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 24,490
Liquidity Risk [Member] | Others [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Currency		US$		US$
Nominal value		$ 4,021		$ 17,407
Effective rate %		0.00%		0.00%
Nominal rate %		0.00%		0.00%
Liquidity Risk [Member] | Others [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		$ 1,224		$ 5,656
Liquidity Risk [Member] | Others [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		2,484		6,719
Liquidity Risk [Member] | Others [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		681		6,228
Liquidity Risk [Member] | Others [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives
Liquidity Risk [Member] | Others [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives
Liquidity Risk [Member] | Others [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		$ 4,389		$ 18,603
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly	[2]	Quarterly
Nominal value		$ 196,211		$ 285,891
Effective rate %		6.00%		6.00%
Nominal rate %		6.00%		6.00%
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans	[2]	$ 25,705		$ 25,783
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		77,703		77,810
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		103,341		206,749
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans
Liquidity Risk [Member] | CITIBANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		$ 206,749		$ 310,342
Liquidity Risk [Member] | RRP F ENGINE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		England		England
Currency		US$		US$
Amortization		Monthly		Monthly
Nominal value		$ 23,012		$ 25,983
Effective rate %		4.01%		4.01%
Nominal rate %		4.01%		4.01%
Liquidity Risk [Member] | RRP F ENGINE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 370
Other guaranteed obligations		$ 1,167
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				3,325
Other guaranteed obligations		3,480
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				8,798
Other guaranteed obligations		9,103
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				8,692
Other guaranteed obligations		8,826
Liquidity Risk [Member] | RRP F ENGINE [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				9,499
Other guaranteed obligations		4,870
Liquidity Risk [Member] | RRP F ENGINE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 30,684
Other guaranteed obligations		$ 27,446
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K		97.036.000-K
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 95,022		$ 117,023
Effective rate %		3.68%		2.51%
Nominal rate %		3.14%		1.96%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 6,049
Other guaranteed obligations		$ 6,340
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				18,344
Other guaranteed obligations		19,025
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				48,829
Other guaranteed obligations		49,945
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				47,785
Other guaranteed obligations		26,779
Liquidity Risk [Member] | SANTANDER [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				3,156
Other guaranteed obligations
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 124,163
Other guaranteed obligations		$ 102,089
Liquidity Risk [Member] | WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 719,338		$ 221,113
Effective rate %		2.77%		3.17%
Nominal rate %		2.09%		2.67%
Liquidity Risk [Member] | WELLS FARGO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 12,117
Other guaranteed obligations		$ 35,458
Liquidity Risk [Member] | WELLS FARGO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				38,076
Other guaranteed obligations		106,397
Liquidity Risk [Member] | WELLS FARGO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				98,424
Other guaranteed obligations		282,923
Liquidity Risk [Member] | WELLS FARGO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				66,849
Other guaranteed obligations		239,168
Liquidity Risk [Member] | WELLS FARGO [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				21,253
Other guaranteed obligations		99,232
Liquidity Risk [Member] | WELLS FARGO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 236,719
Other guaranteed obligations		$ 763,178
Liquidity Risk [Member] | BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 511,698		$ 575,221
Effective rate %		4.55%		3.41%
Nominal rate %		4.55%		3.40%
Liquidity Risk [Member] | BNP PARIBAS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,741		$ 14,498
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		61,973		59,863
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		152,826		148,469
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		145,252		145,315
Liquidity Risk [Member] | BNP PARIBAS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		250,387		313,452
Liquidity Risk [Member] | BNP PARIBAS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 625,179		$ 681,597
Liquidity Risk [Member] | PEFCO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 22,407		$ 67,783
Effective rate %		5.64%		5.46%
Nominal rate %		5.02%		4.85%
Liquidity Risk [Member] | PEFCO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 13,354
Other guaranteed obligations		$ 5,771
Liquidity Risk [Member] | PEFCO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				34,430
Other guaranteed obligations		13,541
Liquidity Risk [Member] | PEFCO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				23,211
Other guaranteed obligations		3,899
Liquidity Risk [Member] | PEFCO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Other guaranteed obligations
Liquidity Risk [Member] | PEFCO [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Other guaranteed obligations
Liquidity Risk [Member] | PEFCO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 70,995
Other guaranteed obligations		$ 23,211
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	[3]	margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.	[3]	U.S.A.
Currency		US$	[3]	US$
Amortization		Quarterly		Quarterly
Nominal value		$ 172,158		$ 184,274
Effective rate %		4.40%		3.78%
Nominal rate %		3.80%		3.17%
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 12,699
Other guaranteed obligations		$ 14,870
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				38,248
Other guaranteed obligations		44,570
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				91,821
Other guaranteed obligations		83,389
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				51,222
Other guaranteed obligations		42,178
Liquidity Risk [Member] | CITIBANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				2,880
Other guaranteed obligations
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 196,870
Other guaranteed obligations		$ 185,007
Liquidity Risk [Member] | ING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 26,831		$ 42,957
Effective rate %		5.70%		5.67%
Nominal rate %		5.01%		5.00%
Liquidity Risk [Member] | ING [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 5,890
Other guaranteed obligations		$ 4,025
Liquidity Risk [Member] | ING [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				12,076
Other guaranteed obligations		12,075
Liquidity Risk [Member] | ING [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				28,234
Other guaranteed obligations		12,134
Liquidity Risk [Member] | ING [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Other guaranteed obligations
Liquidity Risk [Member] | ING [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Other guaranteed obligations
Liquidity Risk [Member] | ING [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 46,200
Other guaranteed obligations		$ 28,234
Liquidity Risk [Member] | INVESTEC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		England		England
Currency		US$		US$
Amortization		Semiannual		Semiannual
Nominal value		$ 54,014		$ 63,378
Effective rate %		7.17%		6.04%
Nominal rate %		7.17%		6.04%
Liquidity Risk [Member] | INVESTEC [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 2,004		$ 1,930
Liquidity Risk [Member] | INVESTEC [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		11,579		11,092
Liquidity Risk [Member] | INVESTEC [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		26,874		26,103
Liquidity Risk [Member] | INVESTEC [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		24,367		26,045
Liquidity Risk [Member] | INVESTEC [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				11,055
Liquidity Risk [Member] | INVESTEC [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 64,824		$ 76,225
Liquidity Risk [Member] | PK AirFinance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Monthly		Monthly
Nominal value		$ 37,615		$ 46,500
Effective rate %		4.15%		3.18%
Nominal rate %		4.15%		3.18%
Liquidity Risk [Member] | PK AirFinance [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 2,490		$ 2,375
Liquidity Risk [Member] | PK AirFinance [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		7,663		7,308
Liquidity Risk [Member] | PK AirFinance [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		25,610		20,812
Liquidity Risk [Member] | PK AirFinance [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		3,153		18,104
Liquidity Risk [Member] | PK AirFinance [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | PK AirFinance [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 38,916		$ 48,599
Liquidity Risk [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		France		France
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 324,524		$ 413,011
Effective rate %		4.69%		3.42%
Nominal rate %		4.69%		3.40%
Liquidity Risk [Member] | NATIXIS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,027		$ 18,192
Liquidity Risk [Member] | NATIXIS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		42,132		54,952
Liquidity Risk [Member] | NATIXIS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		111,528		129,026
Liquidity Risk [Member] | NATIXIS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		92,228		105,990
Liquidity Risk [Member] | NATIXIS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		124,910		166,011
Liquidity Risk [Member] | NATIXIS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 384,825		$ 474,171
Liquidity Risk [Member] | US BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 411,684		$ 472,833
Effective rate %		4.00%		4.00%
Nominal rate %		2.82%		2.82%
Liquidity Risk [Member] | US BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 18,406		$ 18,485
Liquidity Risk [Member] | US BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		55,112		55,354
Liquidity Risk [Member] | US BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		146,045		146,709
Liquidity Risk [Member] | US BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		144,670		145,364
Liquidity Risk [Member] | US BANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		86,076		158,236
Liquidity Risk [Member] | US BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 450,309		$ 524,148
Liquidity Risk [Member] | WILMINGTON TRUST [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 952,758		$ 1,034,853
Effective rate %		4.47%		4.48%
Nominal rate %		4.47%		4.48%
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 31,336		$ 32,026
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		96,304		95,042
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		248,720		253,469
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		289,251		244,836
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		509,168		676,474
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 1,174,779		$ 1,301,847
Liquidity Risk [Member] | BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 59,567		$ 98,105
Effective rate %		3.90%		3.66%
Nominal rate %		3.58%		3.25%
Liquidity Risk [Member] | BNP PARIBAS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 13,955
Other guaranteed obligations		$ 8,467
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				35,567
Other guaranteed obligations		25,214
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				50,433
Other guaranteed obligations		26,933
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				2,312
Other guaranteed obligations		1,641
Liquidity Risk [Member] | BNP PARIBAS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Other guaranteed obligations
Liquidity Risk [Member] | BNP PARIBAS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 102,267
Other guaranteed obligations		$ 62,255
Liquidity Risk [Member] | Credit Agricole [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		France		France
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 10,080		$ 98,091
Effective rate %		3.23%		2.66%
Nominal rate %		3.23%		2.22%
Liquidity Risk [Member] | Credit Agricole [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 743		$ 8,368
Liquidity Risk [Member] | Credit Agricole [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		2,201		25,415
Liquidity Risk [Member] | Credit Agricole [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		5,718		56,305
Liquidity Risk [Member] | Credit Agricole [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		2,086		12,751
Liquidity Risk [Member] | Credit Agricole [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | Credit Agricole [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 10,748		$ 102,839
Liquidity Risk [Member] | ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.030.000-7		97.030.000-7
Creditor country		Chile		Chile
Currency		UF		UF
Amortization		At Expiration		At Expiration
Nominal value		$ 345,182		$ 379,274
Effective rate %		5.50%		5.50%
Nominal rate %		5.50%		5.50%
Liquidity Risk [Member] | ESTADO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public
Liquidity Risk [Member] | ESTADO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		18,985		20,860
Liquidity Risk [Member] | ESTADO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		37,970		41,720
Liquidity Risk [Member] | ESTADO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		196,970		226,379
Liquidity Risk [Member] | ESTADO [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		213,114		245,067
Liquidity Risk [Member] | ESTADO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		$ 467,039		$ 534,026
Liquidity Risk [Member] | BANK OF NEWYORK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		At Expiration		At Expiration
Nominal value		$ 1,200,000		$ 1,200,000
Effective rate %		7.44%		7.44%
Nominal rate %		7.03%		7.03%
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		84,375		84,375
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		614,375		650,625
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		96,250		96,250
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		724,063		772,188
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		$ 1,519,063		$ 1,603,438
Liquidity Risk [Member] | BTG [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		76.362.099-9
Creditor country		Chile
Currency		UF
Amortization		At Expiration
Nominal value		$ 65,862
Effective rate %		3.10%
Nominal rate %		3.10%
Liquidity Risk [Member] | BTG [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 510
Liquidity Risk [Member] | BTG [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		1,531
Liquidity Risk [Member] | BTG [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		69,435
Liquidity Risk [Member] | BTG [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BTG [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BTG [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 71,476
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K		97.036.000-K
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 102,521		$ 202,284
Effective rate %		5.60%		4.41%
Nominal rate %		5.60%		4.41%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 1,347		$ 2,040
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		587		3,368
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		102,521		202,284
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | SANTANDER [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 104,455		$ 207,692
Liquidity Risk [Member] | BLADEX [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Semiannual		Semiannual
Nominal value		$ 15,000		$ 30,000
Effective rate %		6.74%		5.51%
Nominal rate %		6.74%		5.51%
Liquidity Risk [Member] | BLADEX [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		15,766		16,465
Liquidity Risk [Member] | BLADEX [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans				15,628
Liquidity Risk [Member] | BLADEX [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 15,766		$ 32,093
Liquidity Risk [Member] | CORP BANCA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.023.000-9		97.023.000-9
Creditor country		Chile		Chile
Currency		UF		UF
Amortization		Quarterly		Quarterly
Nominal value		$ 38,231		$ 84,664
Effective rate %		3.35%		3.68%
Nominal rate %		3.35%		3.68%
Liquidity Risk [Member] | CORP BANCA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 5,778		$ 22,082
Liquidity Risk [Member] | CORP BANCA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		17,086		22,782
Liquidity Risk [Member] | CORP BANCA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		16,662		43,430
Liquidity Risk [Member] | CORP BANCA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | CORP BANCA [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | CORP BANCA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 39,526		$ 88,294
Liquidity Risk [Member] | HSBC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.951.000-4		97.951.000-4
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		At Expiration		At Expiration
Nominal value		$ 12,000		$ 12,000
Effective rate %		3.14%		2.03%
Nominal rate %		3.14%		2.03%
Liquidity Risk [Member] | HSBC [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 12,094		$ 12,061
Liquidity Risk [Member] | HSBC [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 12,094		$ 12,061
Liquidity Risk [Member] | BANCO DO BRASIL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.003.000-K		97.003.000-K
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		At Expiration		At Expiration
Nominal value		$ 200,000		$ 100,000
Effective rate %		36.40%		2.40%
Nominal rate %		36.40%		2.40%
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 201,884		$ 100,935
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 201,884		$ 100,935
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K		97.036.000-K
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		At Expiration		At Expiration
Nominal value		$ 23,000		$ 30,000
Effective rate %		3.90%		2.49%
Nominal rate %		3.90%		2.49%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 23,070		$ 30,131
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 23,070		$ 30,131
Liquidity Risk [Member] | BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8		97.032.000-8
Creditor country		Chile		Chile
Currency		UF		UF
Amortization		At Expiration		At Expiration
Nominal value		$ 50,785		$ 55,801
Effective rate %		3.31%		3.57%
Nominal rate %		3.31%		2.77%
Liquidity Risk [Member] | BBVA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		52,490		57,363
Liquidity Risk [Member] | BBVA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 52,490		$ 57,363
Liquidity Risk [Member] | BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8		97.032.000-8
Creditor country		Chile		Chile
Currency		US$		US$
Amortization		At Expiration		At Expiration
Nominal value		$ 113,000		$ 75,000
Effective rate %		3.36%		2.30%
Nominal rate %		3.36%		2.30%
Liquidity Risk [Member] | BBVA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 38,625		$ 75,863
Liquidity Risk [Member] | BBVA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		76,275
Liquidity Risk [Member] | BBVA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 114,900		$ 75,863
Liquidity Risk [Member] | CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
Amortization		Quarterly		At Expiration
Nominal value		$ 56,403		$ 241,287
Effective rate %		3.66%		3.38%
Nominal rate %		3.66%		3.38%
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 7,618		$ 1,757
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		21,994		5,843
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		27,811		246,926
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		1,684
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 59,107		$ 254,526
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 269,365		$ 351,217
Effective rate %		3.82%		3.31%
Nominal rate %		3.82%		2.47%
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,166		$ 14,166
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		38,398		42,815
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		102,062		114,612
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		77,710		112,435
Liquidity Risk [Member] | CITIBANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		65,232		102,045
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 296,159		$ 386,073
Liquidity Risk [Member] | CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		France
Currency		US$
Amortization		At Expiration
Nominal value		$ 253,692
Effective rate %		4.11%
Nominal rate %		4.11%
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		$ 2,576
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		8,380
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		273,122
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		$ 284,078
Liquidity Risk [Member] | DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		Germany
Currency		US$
Amortization		Quarterly
Nominal value		$ 422,065
Effective rate %		442.00%
Nominal rate %		442.00%
Liquidity Risk [Member] | DVB BANK SE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		$ 28,087
Liquidity Risk [Member] | DVB BANK SE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		83,260
Liquidity Risk [Member] | DVB BANK SE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		213,177
Liquidity Risk [Member] | DVB BANK SE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		20,274
Liquidity Risk [Member] | DVB BANK SE [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		122,674
Liquidity Risk [Member] | DVB BANK SE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Otras obligaciones garantizadas		$ 467,472
Liquidity Risk [Member] | APPLE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 31,544		$ 37,223
Effective rate %		3.93%		2.78%
Nominal rate %		3.33%		2.18%
Liquidity Risk [Member] | APPLE BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 1,611
Other guaranteed obligations		$ 1,711
Liquidity Risk [Member] | APPLE BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				4,928
Other guaranteed obligations		5,175
Liquidity Risk [Member] | APPLE BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				13,163
Other guaranteed obligations		13,640
Liquidity Risk [Member] | APPLE BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				13,196
Other guaranteed obligations		760
Liquidity Risk [Member] | APPLE BANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				7,369
Other guaranteed obligations		13,394
Liquidity Risk [Member] | APPLE BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 40,267
Other guaranteed obligations		$ 34,680
Liquidity Risk [Member] | BTMU [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		U.S.A.		U.S.A.
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 63,189		$ 74,734
Effective rate %		4.06%		2.87%
Nominal rate %		3.46%		2.27%
Liquidity Risk [Member] | BTMU [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 3,292
Other guaranteed obligations		$ 3,489
Liquidity Risk [Member] | BTMU [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				9,997
Other guaranteed obligations		10,485
Liquidity Risk [Member] | BTMU [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				26,677
Other guaranteed obligations		27,605
Liquidity Risk [Member] | BTMU [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				26,704
Other guaranteed obligations		775
Liquidity Risk [Member] | BTMU [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				14,133
Other guaranteed obligations		27,062
Liquidity Risk [Member] | BTMU [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 80,803
Other guaranteed obligations		$ 69,416
Liquidity Risk [Member] | KFW IPEX-BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country		Germany		Germany
Currency		US$		US$
Amortization		Monthly		Quarterly
Nominal value		$ 12,215		$ 26,888
Effective rate %		4.20%		3.31%
Nominal rate %		4.19%		3.31%
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 2,570
Other guaranteed obligations		$ 1,764
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				7,111
Other guaranteed obligations		5,328
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				16,709
Other guaranteed obligations		5,378
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				1,669
Other guaranteed obligations
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Other guaranteed obligations
Liquidity Risk [Member] | KFW IPEX-BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 28,059
Other guaranteed obligations		$ 12,470
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Quarterly
Nominal value		$ 15,417
Effective rate %		4.19%
Nominal rate %		4.19%
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 2,074
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		6,197
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		7,840
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 16,111
Liquidity Risk [Member] | Boeing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		At Expiration
Nominal value		$ 55,727
Effective rate %		4.01%
Nominal rate %		4.01%
Liquidity Risk [Member] | Boeing [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		$ 559
Liquidity Risk [Member] | Boeing [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		1,425
Liquidity Risk [Member] | Boeing [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		55,728
Liquidity Risk [Member] | Boeing [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans
Liquidity Risk [Member] | Boeing [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans
Liquidity Risk [Member] | Boeing [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans		57,712
Liquidity Risk [Member] | Viajes Falabella Ltda [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				78.997.060-2
Creditor country				Chile
Currency				CLP
Nominal value				$ 534
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents				$ 534
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents				$ 534
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				Mexico
Currency				MXN
Nominal value				$ 210
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents				$ 210
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents				$ 210
Liquidity Risk [Member] | DEUTSCHE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country				U.S.A.
Currency				US$
Amortization				Quarterly
Nominal value				$ 96,906
Effective rate %				4.39%
Nominal rate %				4.39%
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 4,043
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				12,340
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				32,775
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				32,613
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				32,440
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 114,211
Liquidity Risk [Member] | WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				margin-top: 0; margin-bottom: 0; margin-left: 1em"><font style="font: 0 -E
Creditor country				U.S.A.
Currency				US$
Amortization				Quarterly
Nominal value				$ 808,987
Effective rate %				2.46%
Nominal rate %				1.75%
Liquidity Risk [Member] | WELLS FARGO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 30,764
Liquidity Risk [Member] | WELLS FARGO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				92,309
Liquidity Risk [Member] | WELLS FARGO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				246,285
Liquidity Risk [Member] | WELLS FARGO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				246,479
Liquidity Risk [Member] | WELLS FARGO [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				245,564
Liquidity Risk [Member] | WELLS FARGO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 861,401
Liquidity Risk [Member] | ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				97.030.000-7
Creditor country				Chile
Currency				US$
Amortization				At Expiration
Nominal value				$ 40,000
Effective rate %				2.57%
Nominal rate %				2.57%
Liquidity Risk [Member] | ESTADO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters				$ 40,257
Liquidity Risk [Member] | ESTADO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters				$ 40,257
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				U.S.A.
Currency				US$
Amortization				Monthly
Nominal value				$ 22,925
Effective rate %				3.19%
Nominal rate %				3.19%
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				$ 2,033
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				6,107
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				15,931
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations				24,071
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		328,292
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		17,425		17,191
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		44,932		43,053
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		221,107		235,818
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		46,602		75,322
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		11,318
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total consolidated		$ 341,384		$ 371,384
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | TAM Aviacao Executivae Taxi Aereo S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		France
Currency		BRL
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Monthly
Nominal value		$ 13,202
Effective rate %		15.62%
Nominal rate %		15.62%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 680
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		1,753
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		4,675
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		4,675
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		11,318
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GA Telesis LLC [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 23,101
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Italy		Italy
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 208,224		$ 244,513
Effective rate %		5.88%		4.87%
Nominal rate %		5.82%		4.81%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 11,536		$ 11,735
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		32,312		32,230
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		161,778		204,836
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 205,626		$ 248,801
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Luxemburg		Luxemburg
Currency		US$		US$
Amortization		Quarterly		Quarterly
Nominal value		$ 9,226		$ 12,047
Effective rate %		4.81%		3.69%
Nominal rate %		4.81%		3.69%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 839		$ 837
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		2,433		2,411
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		6,542		6,509
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				3,277
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Wacapou Leasing S.A [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 9,814		$ 13,034
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		France		France
Currency		US$		US$
Amortization		Quarterly/Semiannual		Quarterly/Semiannual
Nominal value		$ 95,789		$ 99,036
Effective rate %		6.87%		5.59%
Nominal rate %		6.87%		5.59%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 4,195		$ 4,248
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		7,935		7,903
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		46,780		23,141
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		41,872		71,323
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 100,782		$ 106,615
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E		0-E
Creditor country		Holland		Holland
Currency		US$		US$
Amortization		Monthly		Monthly
Nominal value		$ 1,851		$ 2,382
Effective rate %		6.01%		6.01%
Nominal rate %		6.01%		6.01%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 175		$ 176
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		499		497
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		1,332		1,332
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		55		722
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE NCM [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 2,061		$ 2,727
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				France
Currency				BRL
Amortization				Monthly
Nominal value				$ 109
Effective rate %				6.89%
Nominal rate %				6.89%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 161
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				12
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 173
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.				0-E
Creditor country				Brazil
Currency				BRL
Amortization				Monthly
Nominal value				$ 21
Effective rate %				6.89%
Nominal rate %				6.89%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 34
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Over five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases				$ 34

[1]	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.
[2]	Securitized bond with the future flows from the sales with credit card in United States and Canada.
[3]	Bonus securitized with the future flows of credit card sales in the United States and Canada.